SHAREHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SHAREHOLDERS' EQUITY
Capital contributions by shareholders	$ 0	$ 0	$ 0
Stockholders' equity	33,669,837	27,621,896	18,634,687	$ 14,819,761
Additional paid-in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	12,242,693	10,420,096	5,346,674	5,346,674
Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity	1,197,331	908,214	$ 741,584	$ 492,992
YSX PRC Entities | Additional paid-in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	$ 13,400,000
YSX PRC Entities | Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity		$ 11,300,000